Income Taxes - Summary of Operating Loss Carryforwards (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] $ in Millions	Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 196.0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	154.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	41.5
Two Year Carriy Forward Expires In Two Thousand And Thirty Five To Two Thousand And Thirty Seven [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	50.7
Two Year Carriy Forward Expires In Two Thousand And Thirty Five To Two Thousand And Thirty Seven [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	9.2
Two Year Carriy Forward Expires In Two Thousand And Thirty Five To Two Thousand And Thirty Seven [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	41.5
Indefinite Carry Forward Period [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	145.3
Indefinite Carry Forward Period [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	145.3
Indefinite Carry Forward Period [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 0.0